Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. ORGANIZATION
Phillips Edison & Company, Inc. (“we,” the “Company,” “PECO,” “our,” or “us”) was formed as a Maryland corporation in October 2009. Substantially all of our business is conducted through Phillips Edison Grocery Center Operating Partnership I, L.P., (the “Operating Partnership”), a Delaware limited partnership formed in December 2009. We are a limited partner of the Operating Partnership, and our wholly-owned subsidiary, Phillips Edison Grocery Center OP GP I LLC, is the sole general partner of the Operating Partnership.
We are a real estate investment trust (“REIT”) that invests primarily in well-occupied, grocery-anchored, neighborhood and community shopping centers that have a mix of creditworthy national, regional, and local retailers that sell necessity-based goods and services in strong demographic markets throughout the United States. In addition to managing our own shopping centers, our third-party investment management business provides comprehensive real estate and asset management services to two institutional joint ventures, in which we have a partial ownership interest, and one private fund (collectively, the “Managed Funds”) as of March 31, 2021.
As of March 31, 2021, we wholly-owned 278 real estate properties. Additionally, we owned a 20% equity interest in Necessity Retail Partners (“NRP”), a joint venture that owned two properties, and a 14% interest in Grocery Retail Partners I LLC (“GRP I”), a joint venture that owned 20 properties.

1. ORGANIZATION
Phillips Edison & Company, Inc. (“we,” the “Company,” “PECO,” “our,” or “us”) was formed as a Maryland corporation in October 2009. Substantially all of our business is conducted through Phillips Edison Grocery Center Operating Partnership I, L.P., (the “Operating Partnership”), a Delaware limited partnership formed in December 2009. We are a limited partner of the Operating Partnership, and our wholly owned subsidiary, Phillips Edison Grocery Center OP GP I LLC, is the sole general partner of the Operating Partnership.
We are a real estate investment trust (“REIT”) that invests primarily in well-occupied, grocery-anchored, neighborhood and community shopping centers that have a mix of creditworthy national, regional, and local retailers that sell necessity-based goods and services in strong demographic markets throughout the United States. In addition to managing our own shopping centers, our third-party investment management business provides comprehensive real estate and asset management services to two institutional joint ventures, in which we retain a partial ownership interest, and one private fund (collectively, the “Managed Funds”).
On October 1, 2020, Grocery Retail Partners I LLC (“GRP I”), a joint venture with Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) in which we own an equity interest, acquired Grocery Retail Partners II LLC (“GRP II”), an additional joint venture with Northwestern Mutual in which we owned an equity interest. Our ownership in the combined entity was adjusted upon consummation of the transaction, and we own approximately a 14% interest in GRP I as a result of the acquisition.
In November 2018, we completed a merger (the “Merger”) with Phillips Edison Grocery Center REIT II, Inc. (“REIT II”), a public non-traded REIT that was advised and managed by us (see Note 4). In the same month, we also contributed or sold 17 properties in the formation of GRP I; see Note 7 for more detail.
As of December 31, 2020, we wholly-owned 283 real estate properties. Additionally, we owned a 20% equity interest in Necessity Retail Partners (“NRP”), a joint venture that owned five properties, and a 14% interest in GRP I, which owned 20 properties.